Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
€ in Millions
Dec. 31, 2020 EUR (€)
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	€ 50,283
Financial Liabilities, Carrying Value	6,265
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	6,912
Financial Liabilities, Carrying Value	259
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	42,279
Financial Liabilities, Carrying Value	5,188
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	345
Financial Liabilities, Carrying Value	42
JPY LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	225
Financial Liabilities, Carrying Value	41
EUR LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	422
Financial Liabilities, Carrying Value	8
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	100
Financial Liabilities, Carrying Value	€ 728